American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund
June 30, 2020

Inflation-Adjusted Bond - Schedule of Investments
JUNE 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 86.8%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	69,486,154	80,101,590
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	114,903,831	133,705,423
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	76,694,792	93,236,554
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	66,748,912	79,703,753
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	48,722,400	65,625,893
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	29,886,493	38,346,846
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	30,100,473	42,581,844
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	21,375,684	31,552,780
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	22,478,784	33,626,638
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	78,546,839	94,196,140
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	50,416,836	59,502,335
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	75,268,842	102,871,343
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	48,668,913	59,631,955
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	2,164,120	2,802,776
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	19,065,054	24,357,406
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	8,525,622	11,293,623
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	2,241,558	2,997,544
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	10,201,868	11,469,928
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	147,999,014	150,154,467
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	28,991,875	29,445,679
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	188,384,896	193,184,807
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23(1)	71,832,144	74,884,009
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	112,079,640	118,171,314
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	38,116,234	39,862,835
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	90,625,226	95,470,548
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	55,354,880	59,200,753
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	139,302,773	151,030,452
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	13,905,060	14,786,253
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	1,061,390	1,145,295
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	524,060	570,388
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	23,646,805	25,923,765
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	25,024,300	28,242,359
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	59,908,010	68,325,171
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	110,657,232	121,183,626
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	24,913,000	26,948,437
TOTAL U.S. TREASURY SECURITIES (Cost $1,914,166,187)		2,166,134,529
CORPORATE BONDS — 6.1%
Aerospace and Defense — 0.2%
Boeing Co. (The), 5.81%, 5/1/50	2,000,000	2,365,199
Raytheon Technologies Corp., 2.25%, 7/1/30	2,470,000	2,582,364
		4,947,563
Automobiles — 0.1%
General Motors Financial Co., Inc., 2.75%, 6/20/25	2,990,000	2,949,940
Banks — 1.6%
Banco Santander SA, 2.75%, 5/28/25	1,200,000	1,244,410
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	4,610,000	4,626,438
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31	7,981,000	8,376,333

Bank of America Corp., MTN, VRN, 2.68%, 6/19/41	4,200,000	4,329,647
Barclays plc, VRN, 2.65%, 6/24/31	1,800,000	1,790,624
Citigroup, Inc., VRN, 2.57%, 6/3/31	2,600,000	2,690,569
Cooperatieve Rabobank UA, VRN, 1.34%, 6/24/26(2)	3,680,000	3,686,417
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	3,430,000	3,552,552
Nordea Bank Abp, 1.00%, 6/9/23(2)	1,520,000	1,537,683
Royal Bank of Scotland Group plc, VRN, 2.36%, 5/22/24	2,130,000	2,188,278
Truist Bank, 2.25%, 3/11/30	3,895,000	3,938,682
Wells Fargo & Co., MTN, VRN, 1.65%, 6/2/24	1,280,000	1,301,284
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	920,000	951,293
		40,214,210
Biotechnology — 0.2%
AbbVie, Inc., 2.95%, 11/21/26(2)	5,170,000	5,661,948
Capital Markets — 0.6%
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(2)	5,870,000	5,950,275
Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30	7,505,000	7,844,626
		13,794,901
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 2.30%, 3/1/30	2,640,000	2,756,897
Containers and Packaging†
WRKCo, Inc., 3.00%, 6/15/33	1,100,000	1,150,102
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 2.30%, 6/1/27	1,920,000	1,985,407
AT&T, Inc., 2.75%, 6/1/31	2,800,000	2,903,256
AT&T, Inc., 3.50%, 6/1/41	800,000	843,236
Verizon Communications, Inc., 4.40%, 11/1/34	5,793,000	7,206,119
		12,938,018
Electric Utilities — 0.3%
Duke Energy Florida LLC, 1.75%, 6/15/30	2,600,000	2,630,326
Xcel Energy, Inc., 3.40%, 6/1/30	3,310,000	3,816,153
		6,446,479
Energy Equipment and Services — 0.1%
Schlumberger Investment SA, 2.65%, 6/26/30	1,530,000	1,569,946
Entertainment — 0.1%
Walt Disney Co. (The), 2.20%, 1/13/28	1,790,000	1,871,433
Walt Disney Co. (The), 3.60%, 1/13/51	1,070,000	1,195,427
		3,066,860
Equity Real Estate Investment Trusts (REITs) — 0.2%
Crown Castle International Corp., 2.25%, 1/15/31	700,000	706,667
Equinix, Inc., 1.25%, 7/15/25	1,980,000	1,989,405
Equinix, Inc., 1.80%, 7/15/27	1,120,000	1,126,754
Welltower, Inc., 2.75%, 1/15/31	2,410,000	2,403,228
		6,226,054
Health Care Equipment and Supplies — 0.1%
Stryker Corp., 1.95%, 6/15/30	2,440,000	2,453,517
Health Care Providers and Services†
UnitedHealth Group, Inc., 1.25%, 1/15/26	864,000	880,693
Insurance — 0.2%
Five Corners Funding Trust II, 2.85%, 5/15/30(2)	2,899,000	2,993,099
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50(2)	1,503,000	1,552,741
		4,545,840
IT Services — 0.2%
International Business Machines Corp., 1.95%, 5/15/30	3,810,000	3,904,593

PayPal Holdings, Inc., 2.30%, 6/1/30	1,750,000	1,822,537
		5,727,130
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc., 2.10%, 6/4/30	1,230,000	1,263,879
Media — 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	2,657,000	3,023,893
Comcast Corp., 1.95%, 1/15/31	1,600,000	1,633,344
Comcast Corp., 3.75%, 4/1/40	800,000	944,351
Comcast Corp., 2.80%, 1/15/51	1,170,000	1,201,864
Discovery Communications LLC, 3.625%, 5/15/30	700,000	767,163
ViacomCBS, Inc., 4.20%, 5/19/32	1,400,000	1,556,811
		9,127,426
Oil, Gas and Consumable Fuels — 0.3%
Chevron Corp., 2.00%, 5/11/27	1,670,000	1,750,225
Equinor ASA, 1.75%, 1/22/26	1,680,000	1,722,161
Phillips 66, 2.15%, 12/15/30	2,490,000	2,415,327
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30(2)	1,730,000	1,851,320
		7,739,033
Pharmaceuticals — 0.2%
Pfizer, Inc., 1.70%, 5/28/30	1,440,000	1,467,088
Upjohn, Inc., 2.70%, 6/22/30(2)	2,179,000	2,243,511
Upjohn, Inc., 4.00%, 6/22/50(2)	899,000	966,490
		4,677,089
Semiconductors and Semiconductor Equipment — 0.1%
QUALCOMM, Inc., 2.15%, 5/20/30	1,900,000	1,982,751
Software — 0.2%
Adobe, Inc., 2.30%, 2/1/30	3,892,000	4,207,626
Infor, Inc., 1.45%, 7/15/23(2)	550,000	554,953
Infor, Inc., 1.75%, 7/15/25(2)	690,000	693,702
		5,456,281
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 1.125%, 5/11/25	780,000	794,861
NetApp, Inc., 1.875%, 6/22/25	660,000	669,361
		1,464,222
Wireless Telecommunication Services — 0.2%
Millicom International Cellular SA, 5.125%, 1/15/28(2)	3,000,000	3,026,280
T-Mobile USA, Inc., 2.55%, 2/15/31(2)	2,610,000	2,625,712
		5,651,992
TOTAL CORPORATE BONDS (Cost $148,803,360)		152,692,771
ASSET-BACKED SECURITIES — 2.4%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	2,425,861	2,406,835
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	1,361,098	1,357,107
Mosaic Solar Loan Trust, Series 2020-1A, Class A SEQ, 2.10%, 4/20/46(2)	3,600,000	3,599,875
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(2)	980,769	982,088
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	1,000,837	993,729
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(2)	11,492,775	11,889,809
Progress Residential Trust, Series 2020-SFR1, Class B, 2.03%, 4/17/37(2)	6,500,000	6,618,450
Towd Point Mortgage Trust, Series 2017-2, Class A2, VRN, 3.25%, 4/25/57(2)	12,695,000	13,275,941
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(2)	5,000,000	5,233,943
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(2)	3,176,046	3,308,480
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(2)	4,778,869	5,079,263
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	4,671,276	4,694,360
TOTAL ASSET-BACKED SECURITIES (Cost $58,014,383)		59,439,880

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
Private Sponsor Collateralized Mortgage Obligations — 1.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	311,199	325,803
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	421,857	434,525
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(2)	3,868,534	3,897,143
Cendant Mort Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	1,096,333	1,102,842
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, VRN, 2.72%, 7/25/49(2)	5,300,049	5,385,076
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.29%, (1-year H15T1Y plus 2.15%), 9/25/35	292,695	287,928
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	935,753	955,854
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	6,089,298	6,302,320
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(2)	2,042,541	2,094,539
Sequoia Mortgage Trust, Series 2014-3, Class A14, SEQ, VRN, 3.00%, 10/25/44(2)	852,428	856,614
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(2)	2,375,309	2,429,922
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.92%, (1-month LIBOR plus 0.74%), 9/25/34	936,342	877,688
Towd Point Mortgage Trust, Series 2019-4, Class A1, VRN, 2.90%, 10/25/59(2)	10,380,653	10,945,528
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	552,057	567,685
		36,463,467
U.S. Government Agency Collateralized Mortgage Obligations — 0.9%
FHLMC, Series 2014-DN1, Class M2, VRN, 2.38%, (1-month LIBOR plus 2.20%), 2/25/24	7,286,266	7,311,204
FHLMC, Series 2015-DNA1, Class M3, VRN, 3.48%, (1-month LIBOR plus 3.30%), 10/25/27	5,100,000	5,221,370
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.43%, (1-month LIBOR plus 3.25%), 5/25/25	4,900,000	5,102,485
FNMA, Series 2014-C02, Class 1M2, VRN, 2.78%, (1-month LIBOR plus 2.60%), 5/25/24	1,970,296	1,740,276
FNMA, Series 2014-C04, Class 2M2, VRN, 5.18%, (1-month LIBOR plus 5.00%), 11/25/24	2,229,548	2,307,674
		21,683,009
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $57,213,474)		58,146,476
COLLATERALIZED LOAN OBLIGATIONS — 0.9%
Elmwood CLO IV Ltd., Series 2020-1A, Class B, VRN, 2.88%, (3-month LIBOR plus 1.70%), 4/15/33(2)	8,000,000	7,763,416
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class B1, VRN, 3.04%, (3-month LIBOR plus 1.90%), 1/20/33(2)	5,000,000	4,986,932
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 3.76%, (3-month LIBOR plus 1.85%), 1/15/33(2)	6,000,000	5,912,077
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 2.21%, (3-month LIBOR plus 1.07%), 10/20/28(2)	4,500,000	4,444,901
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $23,500,000)		23,107,326
MUNICIPAL SECURITIES — 0.3%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	1,985,000	2,619,525
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/30	405,000	559,941
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/30	355,000	489,165
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/31	1,475,000	2,022,638
University of Texas System (The) Rev., 5.00%, 8/15/40	1,560,000	2,404,022
TOTAL MUNICIPAL SECURITIES (Cost $7,735,748)		8,095,291
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $15,329,066), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $15,034,662)		15,034,654
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.125%, 5/15/40, valued at $19,969,567), at 0.05%, dated 6/30/20, due 7/1/20 (Delivery value $19,578,027)		19,578,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	44,671	44,671
TOTAL TEMPORARY CASH INVESTMENTS (Cost $34,657,325)		34,657,325
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $2,244,090,477)		2,502,273,598
OTHER ASSETS AND LIABILITIES — (0.3)%		(7,334,733)
TOTAL NET ASSETS — 100.0%		$2,494,938,865

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 33	Buy	(5.00)%	12/20/24	$99,826,560	$5,140,085	$(4,677,909)	$462,176
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	$517	$35,041	$35,558
CPURNSA	Receive	1.29%	5/19/30	$4,500,000	542	95,574	96,116
CPURNSA	Receive	1.47%	6/5/30	$10,000,000	604	65,888	66,492
CPURNSA	Receive	1.53%	6/22/30	$32,000,000	843	193,897	194,740
CPURNSA	Receive	1.62%	10/17/24	$27,000,000	(617)	(629,295)	(629,912)
CPURNSA	Receive	1.45%	3/5/25	$39,000,000	(690)	(686,391)	(687,081)
CPURNSA	Receive	1.86%	6/20/29	$25,000,000	(695)	(1,114,216)	(1,114,911)
CPURNSA	Receive	1.98%	8/1/29	$32,000,000	(768)	(1,894,105)	(1,894,873)
CPURNSA	Receive	1.79%	10/16/29	$17,500,000	(663)	(638,171)	(638,834)
CPURNSA	Receive	1.80%	10/21/29	$24,500,000	(711)	(906,130)	(906,841)
CPURNSA	Receive	1.88%	11/21/29	$22,000,000	(692)	(1,004,629)	(1,005,321)
CPURNSA	Receive	1.87%	11/25/29	$4,000,000	(511)	(177,362)	(177,873)
					$(2,841)	$(6,659,899)	$(6,662,740)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	1.41%	8/27/20	$12,800,000	$62,931
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$4,500,000	(761,462)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$11,000,000	(1,573,084)
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$16,300,000	(2,442,482)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$10,000,000	(1,219,511)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$15,000,000	(1,730,163)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	(7,486,386)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(8,350,134)
						$(23,500,291)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on swap agreements. At the period end, the aggregate value of securities pledged was $49,419,302.
(2)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $147,802,479, which represented 5.9% of total net assets. Of these securities, 0.5% of total net assets were deemed illiquid under policies approved by the Board of Trustees.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	2,166,134,529	—
Corporate Bonds	—	152,692,771	—
Asset-Backed Securities	—	59,439,880	—
Collateralized Mortgage Obligations	—	58,146,476	—
Collateralized Loan Obligations	—	23,107,326	—
Municipal Securities	—	8,095,291	—
Temporary Cash Investments	44,671	34,612,654	—
	44,671	2,502,228,927	—
Other Financial Instruments
Swap Agreements	—	918,013	—

Liabilities
Other Financial Instruments
Swap Agreements	—	30,618,868	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.